Share-based payments - Expense and weighted average narrative (Detail) - Details expense and weighted average [domain member]	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares
Details expense and weighted average [line items]
Expense for equity-settled share-based payment Materialise	€ 401,000	€ 640,000	€ 819,000
Expense for cash-settled shared-based payment Materialise	€ (11,000)	€ 435,000	€ 204,000
Weighted-average remaining estimated life	5.2	5.95	5.62
Weighted-average fair value of warrants outstanding | € / shares	€ 4.48	€ 5.62	€ 5.6
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | € / shares	€ 7.88	€ 7.99	€ 8.05
Cash settled liability share options granted	€ 574,000	€ 786,000	€ 351,000
Intrinsic-value cash-settled warrants	€ 120,070	€ 140,521	€ 0